CONSTRUCTION IN PROGRESS - NET CHANGES IN CAPITALIZED COST OF EXPLORATORY WELLS IN THE E AND P SEGMENT (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	¥ 8,961	¥ 7,296
Dry hole costs written off	5,928	5,831	¥ 6,921
Balance at end of year	11,129	8,961	7,296
Exploration and production
Disclosure of net changes in capitalized cost of exploratory wells in exploration and production segment [line items]
Balance at beginning of year	8,961	7,296	9,737
Additions, net of amount that were capitalized and subsequently expensed in the same year, pending the determination of proved reserves	10,779	8,528	7,172
Transferred to oil and gas properties based on the determination of proved reserves	(3,687)	(2,822)	(2,387)
Dry hole costs written off	(4,924)	(4,041)	(7,226)
Balance at end of year	¥ 11,129	¥ 8,961	¥ 7,296